Share Capital Authorized and Issued - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions			3 Months Ended				12 Months Ended
	Jul. 03, 2023	Jan. 03, 2023	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Aug. 14, 2024	Dec. 21, 2023
Capital Unit [Line Items]
Common stock dividends per share declared (in dollars per share)			$ 0.10	$ 0.10	$ 0.10	$ 0.10	$ 0.40	$ 0
Dividends, common stock, cash		$ 34.1
Stock issued during period, shares, new issues (in shares)		13,553,681
Stock repurchased and retired during period (in shares)		97,327,049
Cumulative dividends on warrants		$ 0.5
Accumulated distributions in excess of net income		$ 1,696.4
Stock repurchase program, authorized amount									$ 200.0	$ 50.0
Treasury stock, shares, acquired (in shares)							6,570,003
Treasury stock value							$ 105.5
Shares acquired average cost per share (in dollars per share)							$ 16.06
IPO
Capital Unit [Line Items]
Stock issued during period, shares, new issues (in shares)	15,000,000
Sale of stock, number of shares issued in transaction (in shares)	15,000,000
Sale of stock, price per share (in dollars per share)	$ 14.00
Sale of stock, consideration received on transaction	$ 89.4
IPO, Shares Sold By Fidelis
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,142,857
IPO, Shares Sold By Selling Shareholders
Capital Unit [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	7,857,143
Fidelis MGU
Capital Unit [Line Items]
Treasury stock, shares, acquired (in shares)							577,383
Treasury stock value							$ 9.3
Group | Fidelis MGU
Capital Unit [Line Items]
Stock repurchased and retired during period (in shares)		97,327,049
Consolidation, less than wholly owned subsidiary, parent ownership interest, changes, sale of interest by parent		$ 1,775.0